Equity Investment (Schedule Of Equity Interest In Digital Payments Processing Limited) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity Investment Balance	$ 10,124,831	$ 6,854,004
Digital Payments Processing Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Investment Balance	$ 10,124,831	$ 6,854,004